Summary of Interest Recognized and Cash-Basis Interest Earned on Impaired Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Interest income recognized during Impairment	$ 129	$ 0
Cash-basis interest income Recognized	$ 256	$ 148